Intangibles, Net - Schedule of Finite-lived Intangible Assets, Future Amortization Expense (Details) (10Q) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2017 (remaining nine months)	$ 1,128,000
2018	856,000
2019	711,000
2020	711,000
2021	711,000
Thereafter	118,000
Intangible assets estimated future amortization expense	$ 4,234,762	$ 872,864